CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares authorized (in shares)	80,000,000	80,000,000	80,000,000
Common stock, shares issued (in shares)	28,043,449		11,268,877
Class A Common Stock outstanding (in shares)	28,043,449		11,268,877